Net income (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Net income (loss) attributable to common shareholders of the Company – basic	$ 102,293	$ (106,230)
Net income (loss) attributable to common shareholders of the Company – diluted	$ 102,293	$ (106,230)
Weighted average number of common shares outstanding – basic (in shares)	139,729,116	98,681,060
Effect of dilutive securities (in shares)	4,712,386	0
Weighted average number of common shares outstanding – diluted (in shares)	144,441,502	98,681,060
Basic earnings (loss) per share (in dollars per share)	$ 0.73	$ (1.08)
Diluted earnings (loss) per share (in dollars per share)	$ 0.71	$ (1.08)